PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Amounts recognized in other comprehensive income (loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (losses) gains	R$ (141,454)	R$ 223,527	R$ (1,643)
Asset limitation effect	(168,457)	(21,867)	95,134
Total	(309,911)	201,660	93,491
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (losses) gains	114,556	(188,889)	(186,170)
Asset limitation effect	(128,320)	(24,297)	188,259
Total	(13,764)	(213,186)	2,089
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (losses) gains	(256,010)	412,416	184,527
Asset limitation effect	(40,137)	2,430	(93,125)
Total	R$ (296,147)	R$ 414,846	R$ 91,402